Accrued Liabilities (Tables)	6 Months Ended
Jul. 31, 2022
Accrued Liabilities
Schedule of accrued liabilities

	July 31,	January 31,
	2022	2022
Accrued compensation and benefits	29,710	32,169
Accrued professional fees	1,445	1,318
Other accrued liabilities	40,261	22,955
	71,416	56,442